CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) [abstract]
Sales	$ 1,335,121	$ 1,643,939	$ 1,650,034
Raw materials and energy consumption for production1	(933,531)	(1,027,130)	(879,286)
Other operating income	82,835	84,378	100,992
Staff costs	(270,649)	(279,864)	(305,859)
Other operating expense	(245,899)	(265,182)	(270,090)
Depreciation and amortization	(84,951)	(75,463)	(73,532)
Impairment loss	(17,488)	(43,052)	(25,290)
Other gain (loss)	1,105	555	(29)
Operating profit	(133,457)	38,181	196,940
Finance income	3,474	7,248	5,422
Finance costs	(20,775)	(21,942)	(38,793)
Exchange differences	(23,886)	13,565	(7,551)
Profit before tax	(174,644)	37,052	156,018
Income tax expense	(2,468)	(16,252)	(57,540)
Total Profit for the year	(177,112)	20,800	98,478
Profit for the year attributable to the Parent	(170,700)	23,538	82,662
(Loss) Profit attributable to non-controlling interests	(6,412)	(2,738)	15,816
Earnings per share
Profit for the year attributable to the Parent	$ (170,700)	$ 23,538	$ 82,662
Weighted average number of basic shares outstanding	188,360,675	188,144,651	187,872,191
Weighted average number of dilutive shares outstanding	188,360,675	188,808,918	190,289,808
Basic earnings per ordinary share (U.S.$)	$ (0.91)	$ 0.13	$ 0.44
Diluted earnings per ordinary share (U.S.$)	$ (0.91)	$ 0.12	$ 0.43